Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 41,783
Fair Value	45,549
Amount at which shown in balance sheet	45,549	$ 119,220
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	31,969	77,093
Fair Value	35,648	$ 85,748
Amount at which shown in balance sheet	35,648
United States government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	685
Fair Value	831
Amount at which shown in balance sheet	831
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,347
Fair Value	6,757
Amount at which shown in balance sheet	6,757
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	255
Fair Value	369
Amount at which shown in balance sheet	369
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3,129
Fair Value	3,623
Amount at which shown in balance sheet	3,623
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	17,734
Fair Value	19,632
Amount at which shown in balance sheet	19,632
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3,819
Fair Value	4,436
Amount at which shown in balance sheet	4,436
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	139
Fair Value	226
Amount at which shown in balance sheet	226
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	9,675
Fair Value	9,675
Amount at which shown in balance sheet	$ 9,675